BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS - Goodwill (Q3) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill - Beginning Balance	$ 9,884	$ 9,849	$ 10,065
Foreign currency translation	22	35	(411)
Goodwill - Ending Balance	9,906	9,884	9,849
HVAC
Goodwill [Roll Forward]
Goodwill - Beginning Balance	5,351	5,330	5,472
Foreign currency translation	2	21	(142)
Goodwill - Ending Balance	5,353	5,351	5,330
Refrigeration
Goodwill [Roll Forward]
Goodwill - Beginning Balance	1,228	1,231	1,417
Foreign currency translation	5	(3)	(187)
Goodwill - Ending Balance	1,233	1,228	1,231
Fire & Security
Goodwill [Roll Forward]
Goodwill - Beginning Balance	3,305	3,288	3,176
Foreign currency translation	15	17	(82)
Goodwill - Ending Balance	$ 3,320	$ 3,305	$ 3,288